OTHER EXPENSE (INCOME) OTHER EXPENSE (INCOME) - Impairment reversal (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ 2	$ 23	$ (87)	$ (313)
Non-current assets or disposal groups classified as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	2	11	(87)	(325)
Intangible assets other than goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ 0	$ 12	$ 0	$ 12